UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS VARIABLE GROWTH

QS VARIABLE MODERATE GROWTH

QS VARIABLE CONSERVATIVE GROWTH

FORM N-Q

MARCH 31, 2017

QS VARIABLE GROWTH

Schedules of investments (unaudited)	March 31, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		720,769	$14,199,151
QS International Equity Fund, Class IS Shares		906,358	13,767,582
QS Strategic Real Return Fund, Class IS Shares		612,327	7,017,264
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		34,032	7,720,778
ClearBridge Appreciation Fund, Class IS Shares		606,408	13,347,033
ClearBridge International Value Fund, Class IS Shares		533,443	5,617,153
ClearBridge Large Cap Growth Fund, Class IS Shares		137,309	5,470,400
ClearBridge Mid Cap Fund, Class IS Shares		136,428	4,986,429
ClearBridge Small Cap Growth Fund, Class IS Shares		140,076	4,300,337
QS Global Dividend Fund, Class IS Shares		937,540	11,362,990
QS U.S. Large Cap Equity Fund, Class IS Shares		636,744	11,302,212
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		1,012,386	10,002,371
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		1,785	20,622
Western Asset High Yield Fund, Class IS Shares		98,251	803,693
Western Asset Macro Opportunities Fund, Class IS Shares		260,090	2,855,791

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $83,237,207)			112,773,806

	RATE
SHORT-TERM INVESTMENTS - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $490,485)	0.634%	490,485	490,485

TOTAL INVESTMENTS - 100.1% (Cost - $83,727,692#)			113,264,291
Liabilities in Excess of Other Assets - (0.1)%			(74,155)

TOTAL NET ASSETS - 100.0%			$113,190,136

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE MODERATE GROWTH

Schedules of investments (unaudited)	March 31, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		205,294	$4,044,300
QS International Equity Fund, Class IS Shares		226,608	3,442,181
QS Strategic Real Return Fund, Class IS Shares		211,383	2,422,454
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		9,588	2,175,291
ClearBridge Appreciation Fund, Class IS Shares		189,421	4,169,155
ClearBridge International Value Fund, Class IS Shares		139,024	1,463,919
ClearBridge Large Cap Growth Fund, Class IS Shares		59,657	2,376,718
ClearBridge Mid Cap Fund, Class IS Shares		44,251	1,617,369
ClearBridge Small Cap Growth Fund, Class IS Shares		25,697	788,913
QS Global Dividend Fund, Class IS Shares		323,098	3,915,944
QS U.S. Large Cap Equity Fund, Class IS Shares		151,241	2,684,532
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		218,501	2,158,789
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		45,440	565,277
Western Asset Core Plus Bond Fund, Class IS Shares		343,285	3,964,940
Western Asset High Yield Fund, Class IS Shares		180,828	1,479,177
Western Asset Macro Opportunities Fund, Class IS Shares		140,226	1,539,687

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,215,147)			38,808,646

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $127,286)	0.634%	127,286	127,286

TOTAL INVESTMENTS - 100.2% (Cost - $29,342,433#)			38,935,932
Liabilities in Excess of Other Assets - (0.2)%			(59,436)

TOTAL NET ASSETS - 100.0%			$38,876,496

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE CONSERVATIVE GROWTH

Schedules of investments (unaudited)	March 31, 2017

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		333,888	$6,577,601
QS International Equity Fund, Class IS Shares		291,587	4,429,202
QS Strategic Real Return Fund, Class IS Shares		514,587	5,897,163
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		14,850	3,368,988
ClearBridge Appreciation Fund, Class IS Shares		311,892	6,864,749
ClearBridge International Value Fund, Class IS Shares		274,016	2,885,392
ClearBridge Large Cap Growth Fund, Class IS Shares		110,401	4,398,379
ClearBridge Mid Cap Fund, Class IS Shares		65,815	2,405,550
ClearBridge Small Cap Growth Fund, Class IS Shares		90,768	2,786,585
QS Global Dividend Fund, Class IS Shares		782,450	9,483,292
QS U.S. Large Cap Equity Fund, Class IS Shares		208,423	3,699,511
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		333,875	3,298,687
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		619,626	7,708,148
Western Asset Core Plus Bond Fund, Class IS Shares		1,760,138	20,329,598
Western Asset High Yield Fund, Class IS Shares		701,164	5,735,521
Western Asset Macro Opportunities Fund, Class IS Shares		380,716	4,180,264

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $75,415,090)			94,048,630

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $352,816)	0.634%	352,816	352,816

TOTAL INVESTMENTS - 100.1% (Cost - $75,767,906#)			94,401,446
Liabilities in Excess of Other Assets - (0.1)%			(50,462)

TOTAL NET ASSETS - 100.0%			$94,350,984

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedules of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$112,773,806	—	—	$112,773,806
Short-Term Investments†	490,485	—	—	490,485

Total Investments	$113,264,291	—	—	$113,264,291

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$38,808,646	—	—	$38,808,646
Short-Term Investments†	127,286	—	—	127,286

Total Investments	$38,935,932	—	—	$38,935,932

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$94,048,630	—	—	$94,048,630
Short-Term Investments†	352,816	—	—	352,816

Total Investments	$94,401,446	—	—	$94,401,446

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Variable Growth	$30,344,895	$(808,296)	$29,536,599
Variable Moderate Growth	9,860,216	(266,717)	9,593,499
Variable Conservative Growth	19,283,596	(650,056)	18,633,540

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2017. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2017.

Variable Growth	Affiliate Value at December 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at March 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$14,042,671	—	—	$469,589	24,991	—	—	$14,199,151	$15,411
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	13,680,305	—	—	936,846	65,945	—	—	13,767,582	33,154
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	6,925,247	—	—	87,527	6,551	—	—	7,017,264	(12,527)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	7,221,712	—	—	116,755	509	—	—	7,720,778	(1,755)
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	13,106,562	—	—	449,076	21,301	—	—	13,347,033	10,924
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	5,585,511	—	—	388,035	39,430	—	—	5,617,153	16,965
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	5,225,091	—	—	86,127	2,287	—	—	5,470,400	3,873
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	4,865,613	—	—	71,700	2,471	—	—	4,986,429	18,300
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	4,111,923	—	—	43,447	1,470	—	—	4,300,337	1,553

Notes to Schedules of Investments (unaudited) (continued)

Variable Growth (continued)	Affiliate Value at December 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at March 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	$11,054,482	$66,327	5,472	$261,741	22,551	$66,327	—	$11,362,990	$8,259
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	10,991,628	—	—	333,755	19,472	—	—	11,302,212	6,245
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	9,906,411	630,000	64,024	428,945	39,317	—	—	10,002,371	(38,945)
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	736,267	2,211	193	745,521	62,879	2,211	—	20,622	(25,521)
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	494,337	640,372	78,284	338,364	41,365	10,372	—	803,693	1,636
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	2,779,991	—	—	51,192	4,671	—	—	2,855,791	(1,192)

	$110,727,751	$1,338,910		$4,808,620		$78,910	—	$112,773,806	$36,380

Variable Moderate Growth	Affiliate Value at December 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at March 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$4,044,538	—	—	$178,466	9,498	—	—	$4,044,300	$6,535
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	3,371,848	—	—	199,716	13,040	—	—	3,442,181	(9,716)
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	2,384,893	—	—	22,912	1,744	—	—	2,422,454	(2,912)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	2,037,365	$20,000	89	53,395	245	—	—	2,175,291	1,605
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	4,104,726	—	—	151,025	7,165	—	—	4,169,155	3,975
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	1,446,119	—	—	87,401	9,296	—	—	1,463,919	7,599
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	2,338,456	—	—	106,159	2,819	—	—	2,376,718	3,841
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	1,593,639	—	—	34,963	1,243	—	—	1,617,369	10,037
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	765,780	—	—	10,881	663	—	—	788,913	9,119

Notes to Schedules of Investments (unaudited) (continued)

Variable Moderate Growth (continued)	Affiliate Value at December 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at March 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	$3,845,935	$22,858	1,886	$125,587	10,907	$22,858	—	$3,915,944	$4,413
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	2,629,164	—	—	98,105	5,724	—	—	2,684,532	1,895
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	2,257,038	—	—	68,998	6,528	—	—	2,158,789	(3,998)
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	607,344	3,250	262	51,132	4,039	3,250	—	565,277	(1,132)
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	4,451,597	31,688	2,752	584,397	49,275	31,688	—	3,964,940	(19,397)
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	771,190	706,471	86,364	9,951	1,216	16,471	—	1,479,177	49
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	1,496,893	—	—	25,589	2,335	—	—	1,539,687	(589)

	$38,146,525	$784,267		$1,808,677		$74,267	—	$38,808,646	$11,324

Variable Conservative Growth	Affiliate Value at December 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at March 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$6,702,590	—	—	$414,589	22,064	—	—	$6,577,601	$15,411
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	4,412,624	—	—	292,886	22,033	—	—	4,429,202	27,114
Legg Mason Global Asset Management Trust - QS Strategic Real Return Fund, Class IS Shares	5,924,889	—	—	195,708	14,894	—	—	5,897,163	(25,708)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	3,225,861	—	—	132,950	579	—	—	3,368,988	(2,950)
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	6,873,774	—	—	360,321	17,311	—	—	6,864,749	14,679
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	2,851,731	—	—	171,041	18,469	—	—	2,885,392	18,959
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	4,520,745	—	—	390,819	10,378	—	—	4,398,379	14,181
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Fund, Class IS Shares	2,401,997	—	—	68,334	2,754	—	—	2,405,550	31,666

Notes to Schedules of Investments (unaudited) (continued)

Variable Conservative Growth (continued)	Affiliate Value at December 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at March 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	$2,708,228	—	—	$72,640	2,458	—	—	$2,786,585	$2,360
Legg Mason Partners Equity Trust - QS Global Dividend Fund, Class IS Shares	9,469,465	$55,355	4,567	458,828	39,861	$55,355	—	9,483,292	16,172
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	3,692,287	—	—	205,883	12,012	—	—	3,699,511	4,117
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	3,473,671	—	—	126,023	12,453	—	—	3,298,687	(1,023)
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	8,031,173	43,684	3,516	435,844	34,715	43,684	—	7,708,148	(5,844)
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	20,988,276	452,448	39,506	1,367,846	117,220	157,448	—	20,329,598	(22,846)
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	4,280,627	1,510,862	184,697	119,586	14,628	70,862	—	5,735,521	414
Western Asset Funds, Inc. - Western Asset Macro Opportunities Fund, Class IS Shares	4,085,986	—	—	92,342	8,425	—	—	4,180,264	(2,342)

	$93,643,924	$2,062,349		$4,905,640		$327,349	—	$94,048,630	$84,360

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017